Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Disclosure of Changes in Operating Assets and Liabilities

	Years ended December 31,
	2019	2018	2017
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(371)	(95)	158
Inventory	(971)	314	—
Prepaid expenses and other current assets	(170)	448	(343)
Other non-current assets	—	150	39
Payables and accrued liabilities	(615)	(586)	(1,080)
Taxes payable	(188)	1,669	—
Deferred revenues	743	400	—
Provision for restructuring and other costs (note 16)	(389)	(1,957)	(435)
Employee future benefits (note 18)	(483)	(494)	(551)
	(2,444)	(151)	(2,212)